Employment Agreements	12 Months Ended
Dec. 31, 2023
Employment Agreements
Employment Agreements

(10) Employment Agreements

The Company had contractual agreements with Named Executive Officers (“NEO”) in 2023, and 2022. The aggregate annual base compensation for these NEO under their respective contractual agreements for 2023 and 2022 was $1,275,000 and $1,275,000, respectively. In addition, certain of these Officers were entitled to receive performance bonuses of up to 25% or 20% of their respective annual base salary, at the sole discretion of the Compensation Committee of the Board of Directors. For the years ended December 31, 2023 and 2022, Officers’ bonuses were $450,000, to be deferred and paid in 2024 and $450,000, respectively.

In 2023, equity was granted as a form of compensation to these Officers.

a.	The Company granted 300,000 ten-year options to purchase common stock with an exercise price of $0.47 per share to vest in one year to Thomas K. Equels, Chief Executive Officer.

b.	The Company granted 100,000 ten-year options to purchase common stock with an exercise price of $0.47 per share which vest in one year to Peter Rodino, Chief Operating Officer and General Counsel.

The Company recorded stock compensation expense of approximately $14,000 during the year ended December 31, 2023 with regard to these issuances to Officers Equels and Rodino.

In 2022, equity was granted as a form of compensation to these Officers.

c.	The Company granted 300,000 ten-year options to purchase common stock with an exercise price of $0.41 per share to vest in one year to Thomas K. Equels, Chief Executive Officer.

d.	The Company granted 150,000 ten-year options to purchase common stock with exercise price of $0.41 to $0.70 per share which vest in one year to Peter Rodino, Chief Operating Officer and General Counsel.

e.	The Company granted 50,000 ten-year options to purchase common stock with an exercise price of $0.70 per share which vest in one year to Ellen Lintal, former Chief Financial Officer.

The Company recorded stock compensation expense of approximately $107,000 during the year ended December 31, 2023 with regard to these issuances to Officers Equels, Rodino, and former Officer Lintal.